Earnings per Unit (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Unit	Net loss for diluted loss per share is adjusted for the Company’s share of AON LLC’s consolidated net loss, net of AON Inc. taxes, after giving effect to Class B Common Stock and Class B Prefunded Warrants that are exchanged into potential shares of Class A Common Stock, Public and Private Warrants that are liability classified, and Series A Preferred Stock that accrue dividends, to the extent it is dilutive.

Net loss attributable to Class A Common Stockholders for basic and diluted earnings per share	$(5,542,929)
Series A Preferred Cumulative Dividends	(1,492,917)
Series A Preferred Deemed Dividend	(2,089,000)
Undistributed loss for basic earnings per share	$(9,124,846)
Weighted-average shares for basic earnings per share	6,685,515
Basic and Diluted loss per share of Class A Common Stock	$(1.36)
The following table details the securities that have been excluded from the calculation of weighted-average shares for diluted loss per share for the period presented as they were anti-dilutive. Note that the Sponsor Earnouts are excluded from the calculation of weighted-average shares for diluted loss per share as the contingency had not been met as of the period end.

Series A Preferred Stock	6,651,610
Class B Common Stock	25,109,551
Class B Prefunded Warrants	3,000,245
Public and Private Warrants	14,450,833